Development Cost (Details) - Schedule of Development Cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Development Cost [Abstract]
Project 1		$ 10,162
Miscellaneous development cost		1,210
Total	$ 798	$ 11,372